SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effects of changes in
Accounts payable and accrued liabilities	$ 114.3	$ 83.4
Trade and other receivables, net	(138.0)	(61.8)
Prepaid expenses and other assets	(22.4)	(0.5)
Changes in non-cash working capital items, excluding investment in acquisition related net working capital items	(46.1)	21.1
Investment in acquisition related net working capital items	(41.0)	(15.9)
Total changes in non-cash working capital items	$ (87.1)	$ 5.2